EQUITY (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capital reserves	R$ 2,763,364	R$ 2,338,476
Other equity transactions	(70,106)	(77,825)
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Other equity transactions	(70,106)	(77,825)
Share-based payments	203,374	195,655
Acquisition of non-controlling interest	(273,260)	(273,260)
Capital transactions with controlled entities	R$ (220)	R$ (220)